SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Tax Operating Loss Carryforward	$ 9,900,000	$ 7,800,000
Unamortized Research and Development Costs	207,000	175,000
Valuation Allowance	(10,107,000)	(7,975,000)
Deferred Tax Assets, Net